6. Accounts receivable, net (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Current CNY	Dec. 31, 2013 Current CNY	Dec. 31, 2014 30 - 59 days past due CNY	Dec. 31, 2013 30 - 59 days past due CNY	Dec. 31, 2014 60 - 89 days past due CNY	Dec. 31, 2013 60 - 89 days past due CNY	Dec. 31, 2014 Greater than 90 days past due CNY	Dec. 31, 2013 Greater than 90 days past due CNY
Accounts receivable	$ 4,268	$ 4,082	864	2,113	1,226	598	23	59	2,155	1,312